Other income	12 Months Ended
Jun. 30, 2022
Other income [Abstract]
Other income
Note 5.  Other income

	Consolidated
	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)	Year ended 30 June 2020 (restated*)
	US$’000	US$’000	US$’000

Net gain on disposal of property, plant and equipment	12	-	-
Government grants	-	165	-
Insurance recoveries	-	418	16
Proceeds from the issuance of options to Executive Directors	-	7	-

	12	590	16

Insurance proceeds were received during the years ended 30 June 2021 and 30 June 2020 in relation to a building fire from an adjacent property at the Group’s Canal Flats, British Columbia site in 2020.